Prepaid expenses and others (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses And Others Details
Prepaid professional fees		¥ 11,130
Prepaid expenses	483	26
Prepayment for property	14,928
Total	¥ 15,411	¥ 11,156